CIM Real Assets & Credit Fund	Consolidated Schedule of Investments (Unaudited)
December 31, 2023

Shares		Fair Value
	Common Stock - 2.96%
	Private - 2.49%
580,645	Boca Homecare Holdings, Inc. (Equity) (a),(b),(c),(d)	$372,000
155,086	CGA Holdings, Inc., Class A (a),(b),(c),(d)	154,840
3,768,501	IENTC 1, LLC (a),(c),(d),(e)	7,131,310
		7,658,150
	Real Estate Investment Trust - .47%
388,344	Creative Media & Community Trust Corp. (b),(d),(h),(f)	1,452,407

	Total Common Stock (Cost $7,614,943)	9,110,557

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	Bank Loans - 18.65%
	Consumer Non-Cyclical - 1.53%
1,026,443	Baart Programs, Inc., Second Lien Term Loan (a),(g),(h)	3M SOFR + 8.500%	14.150	6/11/2028	964,856
500,000	Bengal Debt Merger SUB, LLC TL 1L (a),(g)	3M SOFR + 6.000%	11.490	1/24/2030	407,188
378,788	MedMark Services, Inc., Second Lien Term Loan (a),(g)	3M SOFR + 8.500%	14.150	6/11/2028	356,061
2,977,500	Spear Education Holdings, LLC Term A Loan (a),(b),(c),(g)	3M SOFR + 7.500%	12.548	12/15/2027	2,974,523
					4,702,627
	Financial Services - 0.65%
1,989,107	PSB Group, LLC, Term Loan (Last Out) - May 2023 (a),(b),(c)	3M SOFR + 7.629%	12.935	9/17/2026	2,005,020

	Financials - 0.09%
794,000	Avison Young Canada, Inc., First Lien Term Loan (a),(g),(h)	3M SOFR + 7.000%	12.268	1/31/2026	260,035

	Food Products - 0.23%
833,333	BCPE North Star US Holdco 2, Inc. 2L TL (a),(g),(h)	3M SOFR + 7.250%	12.409	6/8/2029	706,250

	Health Care Equipment & Supplies - 0.68%
163,043	Kreg LLC, Revolver (a),(b),(c),(g),(i)	3M SOFR + 6.250%	0.500	12/20/2026	152,120
2,077,054	Kreg LLC, Term Loan (a),(b),(c),(g)	3M SOFR + 2.250%	12.29	12/20/2026	1,937,891
					2,090,011
	Health Care Providers & Services - 7.54%
580,645	Boca Home Care Holdings Revolver (a),(b),(c),(g),(i)	3M SOFR + 6.500%	—	2/25/2027	560,903
4,969,597	Boca Home Care Holdings, Inc Delayed Draw Term Loan (a),(b),(c),(g)	1M SOFR + 6.500%	11.648	2/25/2027	4,800,630
1,032,202	CVAUSA Management, LLC Primary DDTL (a),(b),(c),(g)	3M SOFR + 6.500%	—	5/22/2029	1,014,655
432,084	CVAUSA Management, LLC Secondary DDTL (a),(b),(c),(g)	3M SOFR + 6.500%	—	5/22/2029	424,739
285,714	CVAUSA Management, LLC, Revolver, TL (a),(b),(c),(g)	3M SOFR + 6.500%	—	5/22/2028	280,857
2,244,911	CVAUSA Management, LLC, Term Loan (a),(b),(c),(g)	3M SOFR + 6.500%	11.594	5/22/2029	2,206,747
712,910	Honor HN Buyer, Inc. Delayed Draw Term Loan (a),(b),(c),(g),(i)	3M SOFR + 5.750%	11.290	10/15/2027	712,910
132,013	Honor HN Buyer, Inc. Revolver (a),(b),(c),(g),(i)	Prime + 5.000%	13.250	10/15/2027	132,013
1,127,430	Honor HN Buyer, Inc. Term Loan (a),(b),(c),(g)	3M SOFR + 5.750%	10.798	10/15/2027	1,127,430
790,429	Honor HN Buyer, Inc. Term Loan 1st Amendment Health Network (a),(b),(c)	6M SOFR + 6.000%	11.540	10/15/2027	790,429
1,489,362	MEDRINA, LLC Term Loan (a),(b),(c),(g)	3M SOFR + 6.250%	11.414	10/20/2029	1,464,043
297,872	MEDRINA, LLC DDTL (a),(b),(c),(g),(i)	3M SOFR + 6.250%	—	10/20/2029	292,809
212,766	MEDRINA, LLC Revolver (a),(b),(c),(g),(i)	3M SOFR + 6.250%	—	10/20/2029	209,149
333,333	One GI Intermediate LLC, Revolver Upsize (a),(b),(c),(g)	3M SOFR + 6.750%	11.961	12/22/2025	317,000
1,719,375	One GI Intermediate LLC, Tranche B Delayed Draw Term Loan (a),(b),(c),(g)	3M SOFR + 6.750%	12.003	12/22/2025	1,635,126
912,114	One GI Intermediate LLC, Tranche C Delayed Draw Term Loan (a),(b),(c),(g),(i)	3M SOFR + 6.750%	11.948	12/22/2025	867,420
147,059	Shiftkey, Revolver (a),(b),(c),(g),(i)	3M SOFR + 5.750%	10.616	6/21/2027	142,353
2,323,529	Shiftkey, Term Loan (a),(b),(c),(g)	3M SOFR + 5.750%	10.910	6/21/2027	2,249,177
3,979,759	Spectrum Vision Partners, LLC (a),(b),(c)	3M SOFR + 6.500%	12.150	11/18/2024	3,971,800
					23,200,188
	Hotels, Restaurants & Leisure - 1.44%
1,440,000	SS Acquisition LLC, Delayed Draw Term Loan (a),(b),(c),(g)	3M SOFR + 7.591%	12.625	12/30/2026	1,440,000
3,000,000	SS Acquisition LLC, Term Loan (a),(b),(c),(g)	3M SOFR + 6.751%	11.919	12/30/2026	3,000,000
					4,440,000
	Household Durables - 0.12%
1,000,000	Astro One Acquisition Corporation (a),(g),(h)	3M SOFR + 8.50%	14.110	9/14/2029	375,000

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments (Unaudited)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Bank Loans - 18.65% (Continued)
	Industrial - 1.14%
51,777	AIDC Intermediate Co. 2, LLC, Term Loan (a),(b),(c),(g)	3M SOFR + 6.250%	11.770	7/22/2027	$51,622
2,487,500	AIDC Intermediate Co 2, TL (a),(b),(c),(g)	3M SOFR + 6.250%	11.719	7/22/2027	2,480,038
1,097,499	Energy Acquisition LP, Second Lien Initial Term Loan (a),(g)	3M SOFR + 8.500%	13.864	6/26/2026	965,799
					3,497,459
	Services - 3.16%
4,276,087	24 Seven, Inc., Term Loan (a),(b),(c),(g)	3M SOFR + 6.000%	11.260	11/16/2027	4,147,804
999,970	Convergint Technologies LLC, Second Lien Term Loan (a),(g),(h)	3M SOFR + 6.750%	12.018	3/30/2029	906,638
1,500,000	EOS-Metasource Intermediate, Inc., DDC (a),(b),(c),(g),(i)	3M SOFR + 6.250%	—	5/17/2027	1,413,900
3,447,500	EOS-Metasource Intermediate, Inc., TL (a),(b),(c),(g)	3M SOFR + 6.250%	11.518	5/17/2027	3,249,614
					9,717,956
	Technology - 1.55%
2,992,500	Exponential Power, Inc., TL (a),(b),(c),(g)	3M SOFR + 6.500%	11.672	5/12/2026	2,854,845
800,000	Redstone HoldCo 2 LP, Second Lien Initial TL (a),(g),(h)	3M SOFR + 7.750%	13.042	4/27/2029	496,000
358,510	RumbleON, Inc. Delay Draw Term Loan (a),(b),(c),(g)	3M SOFR + 8.250%	13.409	8/31/2026	329,830
1,188,174	RumbleON, Inc. TL (a),(b),(c),(g)	3M SOFR + 8.750%	13.409	8/31/2026	1,093,120
					4,773,795
	Transportation - 0.52%
2,162,195	Reception Purchaser, LLC (a),(g),(h)	3M SOFR + 6.000%	11.253	3/24/2028	1,600,024

	Total Bank Loans (Cost $60,476,572)				57,368,365

	Collateralized Loan Obligations - Debt - 23.16%
1,000,000	Allegro CLO XII, Ltd., Class E (b),(g),(j)	3M SOFR+ 7.100%	12.695	1/21/2032	976,337
4,000,000	Atlas Senior Loan Fund XX, Ltd., Class (b),(g)	3M SOFR + 9.430%	14.750	10/19/2035	4,061,801
1,000,000	Barings Middle Market CLO, Ltd. 2021-I, Class D (g),(h),(j)	3M SOFR+ 8.650%	14.238	7/20/2033	975,243
2,500,000	Birch Grove CLO 6 Ltd Series 6A E (b),(g),(i),(j)	3M SOFR + 8.930%	14.468	7/7/2035	2,532,422
430,442	Brightwood Capital MM CLO 2023-1A D Ltd (g),(j)	3M SOFR + 6.460%	11.860	10/15/2035	422,168
1,003,974	Brightwood Capital MM CLO 2023-1A E Ltd (g),(j)	3M SOFR + 10.360%	15.760	10/15/2035	1,004,361
4,250,000	Carlyle US CLO 2022-4, Ltd., Class E (g),(h),(j)	3M SOFR + 8.150%	13.501	7/22/2034	4,244,516
2,000,000	CGMS 2022-6A E Class E-R (g),(h),(i)	3M SOFR + 7.900%	13.278	10/25/2036	2,013,066
5,285,000	CFIP CLO 2017-1, Ltd., Class ER (g),(h),(j)	3M SOFR+ 7.300%	12.872	10/18/2034	4,925,375
9,100,000	Elevation CLO 2022-16, Ltd., Class E (g),(h),(j)	3M SOFR + 8.300%	13.651	7/25/2034	9,072,129
3,000,000	Empower CLO 2022-1, Ltd., Class D (b),(g),(h),(j)	3M SOFR + 8.550%	13.876	10/20/2034	3,014,776
1,000,000	Empower CLO 2023-1, Ltd., Class E (g),(h),(j)	3M SOFR + 5.500%	10.568	4/25/2036	1,011,257
500,000	Flatiron CLO 20, Ltd., Class E (g),(h),(j)	3M SOFR+ 7.850%	13.229	11/20/2033	502,663
2,000,000	Ivy Hill Middle Market Credit Fund XVIII, Ltd., Class E (g),(j)	3M SOFR+ 7.750%	13.357	4/22/2033	1,861,376
1,250,000	LCM 31, Ltd., Class E (g),(h),(j)	3M SOFR + 7.08%	12.406	1/20/2032	1,181,730
5,500,000	LCM 38, Ltd., Class E (g),(h),(j)	3M SOFR + 7.73%	13.064	10/15/2036	5,419,321
600,000	Madison Park Funding XLVII, Ltd., Class E (g),(h),(j)	3M SOFR + 7.460%	13.042	1/19/2034	604,221
2,500,000	MCF CLO VII LLC, Class ER (g),(h),(j)	3M SOFR + 9.150%	14.738	7/20/2033	2,465,847
3,500,000	Monroe Capital Mml CLO X, Ltd., Class ER (b),(g),(h),(j)	3M SOFR + 8.750%	14.130	5/20/2034	3,350,205
2,250,000	Northwoods Capital 25, Ltd., Class E (g),(h),(j)	3M SOFR + 7.140%	12.728	7/20/2034	2,165,176
500,000	OCP CLO 2020-20, Ltd., Class E (g),(h),(j)	3M SOFR + 7.660%	13.203	10/9/2033	496,900
3,000,000	PennantPark CLO III, Ltd., Class E (g),(h),(j)	3M SOFR + 8.140%	13.747	10/22/2032	2,863,925
2,000,000	PPMC 2022-6A Class E-R (g),(h),(j)	1M SOFR + 8.960%	14.314	1/20/2037	1,950,334
7,000,000	Regatta XXII Funding, Ltd., Class E (b),(g),(h),(j)	3M SOFR + 7.190%	12.516	7/20/2035	6,821,792
2,800,000	Sandstone Peak II Ltd 2023-2 (b),(g),(j)	3M SOFR + 8.790%	13.938	7/20/2036	2,829,672
2,000,000	Saratoga Investment Corp. CLO 2013-1, Ltd., Class F1R3 (g),(h),(j)	3M SOFR+ 10.000%	15.250	4/20/2033	1,692,264
500,000	VCP CLO II, Ltd., Class E (b),(g),(h),(j)	3M SOFR+ 8.400%	13.970	4/15/2031	498,717
3,000,000	Venture 45 CLO, Ltd., Class E (b),(g),(j)	3M SOFR + 7.700%	13.026	7/20/2035	2,273,425
	Total Collateralized Loan Obligations - Debt (Cost $72,572,290)				71,231,020

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments (Unaudited)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Collateralized Loan Obligations - Equity - 6.61%
4,060,000	Allegro CLO XV, Ltd., Class SUB (a),(b),(g),(j),(k)		21.47	7/20/2035	$3,029,166
2,980,000	Apex Credit CLO 2021, Ltd., Class SUB (a),(b),(g),(j),(k)		19.97	7/18/2034	1,903,773
3,000,000	Atlas Senior Loan Fund XVII, Ltd., Class SUB (a),(b),(g),(j),(k)		23.46	10/20/2034	1,596,600
2,585,233	Brightwood Capital MM CLO 2023-1A Sub1 Ltd (a),(b),(g),(j),(k)		14.56	10/15/2035	2,293,490
5,500,000	Dryden 98 CLO, Ltd., Class SUB (a),(b),(g),(j),(k)		19.90	4/20/2035	3,936,625
3,750,000	Elevation CLO 2021-15, Ltd., Class SUB (a),(b),(g),(j),(k)		16.31	1/5/2035	1,745,729
250,000	LCM 31, Ltd., Class INC (a),(b),(g),(j),(k)		22.01	1/20/2032	117,463
2,750,000	Marble Point CLO XXI, Ltd., Class Inc (a),(b),(g),(j),(k)		17.29	10/17/2051	1,701,288
5,000,000	Steele Creek CLO 2022-1, Ltd., Class SUB (a),(b),(g),(j),(k)		19.80	4/15/2035	3,352,174
2,300,000	Trinitas CLO VIII, Ltd., Class SUB (a),(b),(g),(j),(k)		10.59	7/20/2117	662,745
	Total Collateralized Loan Obligations - Equity (Cost $24,774,901)				20,339,052

	Commercial Mortgage-Backed Securities - 20.63%
391,000	BPR Trust 2021-TY, Class D (g),(h),(j)	1M SOFR + 2.464%	7.655	9/15/2038	372,708
1,771,537	BX Trust 2022-PSB, Class E (g),(h),(j)	1M SOFR + 6.337%	11.669	8/15/2039	1,772,969
3,543,073	BX Trust 2022-PSB, Class F (g),(h),(j)	1M SOFR + 7.333%	12.665	8/15/2039	3,578,887
1,380,514	BX Trust 2023-VLT2, Class C (g),(h),(j)	1M SOFR + 4.176%	9.508	6/15/2040	1,379,340
2,098,537	BX Trust 2023-VLT2, Class D (g),(h),(j)	1M SOFR + 4.774%	10.106	6/15/2040	2,088,359
520,949	BX Trust 2023-VLT2, Class E (g),(h),(j)	1M SOFR + 5.871%	11.203	6/15/2040	521,975
3,955,186	Campus Drive Secured Lease-Backed Pass-Though Trust, Series C (a),(h),(j)		6.912	6/15/2058	2,412,664
4,500,000	CXP Trust 2022-CXP1, Class E (g),(h),(j)	1M SOFR + 4.545%	9.877	12/15/2038	3,651,462
1,500,000	CXP Trust 2022-CXP1, Class F (g),(h),(j)	1M SOFR + 5.461%	10.793	12/15/2038	924,871
186,688	Extended Stay America Trust 2021-ESH, Class D (g),(h),(j)	1M SOFR + 2.364%	7.455	7/15/2038	182,914
2,893,664	Extended Stay America Trust 2021-ESH, Class E (g),(h),(j)	1M SOFR + 2.964%	8.055	7/15/2038	2,838,276
9,214,126	Extended Stay America Trust 2021-ESH, Class F (g),(h),(j)	1M SOFR + 3.814%	8.905	7/15/2038	9,055,094
4,034,600	ILPT Commercial Mortgage Trust 2022-LPF2, Class E (g),(h),(j)	1M SOFR + 5.940%	11.272	10/15/2039	3,867,302
355,000	KSL 2023-HT D Float - 12/2036 (g),(h),(j)	1M SOFR + 4.287%	9.637	12/15/2036	354,778
3,750,000	LAQ 2023-LAQ Mortgage Trust, Class D (g),(h),(j)	1M SOFR + 4.188%	9.499	3/15/2036	3,664,766
3,710,000	One New York Plaza Trust 2020-1NYP, Class B (g),(h),(j)	1M SOFR + 1.614%	6.937	1/15/2036	3,320,033
3,400,000	One New York Plaza Trust 2020-1NYP, Class C (g),(h),(j)	1M SOFR + 2.314%	6.884	1/15/2036	2,858,675
1,500,000	One New York Plaza Trust 2020-1NYP, Class D (g),(h),(j)	1M SOFR + 2.864%	8.187	1/15/2036	1,157,750
2,200,000	ORL 2023-GLKS D Float - 10/2025 (g),(h),(j)	1M SOFR + 4.301%	9.662	10/19/2036	2,199,930
2,900,000	PGA National Resort Trust 2023-RSRT, Class C (g),(h),(j)	1M SOFR + 3.789%	9.121	5/15/2033	2,895,923
1,370,000	PGA National Resort Trust 2023-RSRT, Class D (g),(h),(j)	1M SOFR + 4.588%	9.923	5/15/2033	1,375,921
1,811,000	TWO VA Repack Trust Class B-2, Series B2 (a),(h),(j),(l)		—	11/15/2033	637,472
175,069	VA Gilbert AZ Subordinated Note Lease-Backed Pass -Through Trust (a),(h),(j)		12.997	3/15/2034	200,454
4,010,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class D (g),(h),(j)	1M SOFR + 3.614%	8.976	5/15/2031	3,759,766
1,000,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class F (g),(h),(j)	1M SOFR + 6.010%	11.105	5/15/2031	935,450
7,500,000	WMRK Commercial Mortgage Trust 2022-WMRK, Class E (g),(h),(j)	1M SOFR + 5.676%	11.008	11/15/2035	7,454,406
	Total Commercial Mortgage-Backed Securities (Cost $64,884,337)				63,462,145

Cost Basis ($)
	Direct Real Estate - 20.08%
6,922,288	1902 Park Avenue (Los Angeles) Owner, L.P. (a),(d)	7,082,074
5,100,255	3816-3822 W Jefferson Blvd (a)	4,383,437
3,888,811	4707 W Jefferson Blvd (a),(e)	2,694,408
4,973,424	4901 W Jefferson Blvd - Los Angeles, CA (a),(e)	4,883,381
15,020,360	Del Mar Terrace - Phoenix, AZ (a),(d)	11,629,794
13,663,748	EPIC Dallas (a),(d)	15,254,706
17,283,054	Sora Multifamily Residential Property (a)	10,955,639
5,129,598	Vale at the Parks - DC (a),(d)	4,871,979
	Total Direct Real Estate (Cost $72,208,154)	61,755,417

Principal Amount ($)
	Loan Accumulation Facility - 1.95%
2,500,000	Allegro CLO XVI, Ltd, Warehouse (a),(b),(c),(g)	3M SOFR + 14.500%	14.500	5/5/2025	2,500,000
3,500,000	Empower CLO 2024-1 Ltd Subordinated - First Loss (g),(h),(j)	3M SOFR + 15.500%	15.500	11/2/2025	3,500,000
	Total Loan Accumulation Facility (Cost $6,000,000)				6,000,000

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments (Unaudited)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Real Estate-Related Securities - 9.36%
	Other - 9.36%
1,645,000	IENTC 2, LLC (a),(c),(d),(g)	1M SOFR + 9.750%	15.106	3/31/2031	$1,645,000
8,225,000	IENTC 2, LLC DDTL B-1 (a),(c),(d),(g)	1M SOFR + 9.750%	15.106	3/31/2031	8,225,000
1,645,000	IENTC 2, LLC 2023 DDTL B (a),(c),(d),(g)	3M SOFR + 7.00%	12.356	3/31/2031	1,645,000
2,115,000	IENTC 2, LLC 2023 (a),(c),(d),(g)	3M SOFR + 7.00%	12.356	3/31/2031	2,115,000
10,181,385	Society Las Olas - PMG Greybook Riverfront I LLC (a),(c),(d),(g)	1M SOFR + 1.470%	6.800	10/7/2024	10,079,571
5,151,984	Society Las Olas 301 - S 1st Avenue Holdings LLC (a),(c),(d),(g)	1M SOFR + 6.823%	12.151	10/7/2024	5,100,465
	Total Real Estate-Related Securities (Cost $28,949,029)				28,810,036

Shares		Expiration Date	Strike Price
	Warrant — 0.00% (m)
	Internet Media & Services - 0.00% (m)
7,576	RumbleON, Inc. (a),(b),(c),(e)	8/14/2028	$33.00	29,697
	Total Warrant (Cost $83,469)

	Short-Term Investments - 5.53%
	Money Market Funds - 5.53%
17,015,194	First American Treasury Obligations Fund, Class Z, 5.23% (n),(o) (Cost $17,015,194)			17,015,194

	Total Investments 108.93% (Cost $354,212,742)			$331,621,481
	Liabilities in Excess of Other Assets - (-8.93%)			(24,039,861)
	Net Assets 100.00%			$307,581,620

(a)	Fair value of this security was determined using significant, unobservable inputs and was determined in accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”).

(b)	A co-investment, completed under an order for exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”) on August 4, 2020, that is advised by the OFS Adviser.

(c)	Restricted security.

(d)	A co-investment, completed under an order for exemptive relief granted by the SEC on August 4,2020, that is advised by the CIM Sub-Adviser.

(e)	Non-income producing security.

(f)	Investment in affiliate. See also footnotes (b), (d) and (i).

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(h)	A co-investment under the “Mass Mutual” no action letters.

(i)	This Investment or portion thereof was not funded as of December 31, 2023. The Fund had $10,425,580 at par value in unfunded commitments as of December 31, 2023.

(j)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is $154,470,416 or 50.22% of net assets.

(k)	Collateralized loan obligation (“CLO”) subordinated notes are residual positions in the CLO vehicle. CLO subordinated notes are entitled to distributions that are generally equal to the residual cash flows of the underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these distributions in addition to the estimated amount of terminal distribution. Effective yields for the CLO equity positions are updated generally once a quarter in connection with a transaction, such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields are periodically adjusted based on information reported by the CLO as of the date of determination.

(l)	Zero coupon bond.

(m)	Percentage rounds to less than 0.1%.

(n)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(o)	A portion of this security is held as collateral for total return swaps.

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments

Restricted Securities

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
24 Seven, Inc., Term Loan	1/28/2022	$4,244,890	$4,147,804	1.35%
AIDC Intermediate Co 2, LLC, Term Loan	7/22/2022	2,447,553	2,480,037	0.81%
AIDC Intermediate Co 2,TL	7/31/2023	50,547	51,622	0.02%
Allegro CLO XVI, Ltd, Warehouse	5/5/2023	2,500,000	2,500,000	0.81%
Boca Home Care Holdings Revolver	2/25/2022	574,839	560,903	0.18%
Boca Home Care Holdings, Inc. DDTL	2/25/2022	4,912,646	4,800,630	1.56%
Boca Homecare Holdings, Inc. (Equity)	2/25/2022	580,645	372,000	0.12%
CGA Holdings, Inc., Class A	3/3/2023	155,086	154,840	0.05%
CVAUSA Management, LLC Primary DDTL	5/22/2023	1,032,202	1,014,655	0.33%
CVAUSA Management, LLC Secondary DDTL	5/22/2023	432,084	424,739	0.14%
CVAUSA Management, LLC, Revolver, TL	5/22/2023	285,714	280,857	0.09%
CVAUSA Management, LLC, Term Loan	5/22/2023	2,202,427	2,206,747	0.72%
EMPOWER CLO 2024-1	11/20/2023	3,500,000	3,500,000	1.14%
EOS-Metasource Intermediate, Inc., DDC	5/17/2022	1,485,012	1,413,900	0.46%
EOS-Metasource Intermediate, Inc., TL	5/17/2022	3,421,799	3,249,613	1.06%
Exponential Power, Inc., TL	5/17/2023	2,945,790	2,854,845	0.93%
Honor HN Buyer, Inc. Delayed Draw Term Loan	10/15/2021	712,910	712,910	0.23%
Honor HN Buyer, Inc. Revolver	10/15/2021	132,013	132,013	0.04%
Honor HN Buyer, Inc. Term Loan	10/15/2021	1,112,749	1,127,430	0.37%
Honor HN Buyer, Inc. Term Loan 1st Amendment Health Network	3/31/2023	790,429	790,429	0.26%
IENTC 1, LLC	3/31/2022	3,772,850	7,131,310	2.32%
IENTC 2, LLC	3/31/2022	1,645,000	1,645,000	0.53%
IENTC 2, LLC 2023	12/13/2023	2,115,000	2,115,000	0.69%
IENTC 2, LLC DDTL B-1	3/31/2022	8,225,000	8,225,000	2.67%
IENTC 2, LLC 2023 DDTL B-1	12/13/2023	1,645,000	1,645,000	0.53%
Kreg LLC, Revolver	12/20/2021	162,228	152,120	0.05%
Kreg LLC, Term Loan	12/20/2021	2,066,314	1,937,891	0.63%
MEDRINA, LLC Term Loan	10/20/2023	1,452,920	1,464,043	0.48%
MEDRINA, LLC DDTL	10/20/2023	294,149	292,809	0.09%
MEDRINA, LLC Revolver	10/20/2023	207,447	209,149	0.07%
One GI Intermediate LLC, Revolver Upsize	12/13/2021	333,333	317,000	0.10%
One GI Intermediate LLC, Tranche B DDTL	12/13/2021	1,708,724	1,635,126	0.53%
One GI Intermediate LLC, Tranche C DDTL	12/13/2021	912,054	867,420	0.28%
PSB Group, LLC, Term Loan (Last Out) - May 2023	5/1/2023	1,972,442	2,005,020	0.65%
Rumbleon, INC. TL	8/31/2021	1,146,505	1,093,120	0.35%
RumbleOn, Inc., Delayed Draw Term Loan	8/31/2021	358,510	329,830	0.11%
RumbleON, Inc., Warrant	8/31/2021	83,469	29,697	0.01%
Shiftkey, Revolver	6/21/2022	147,059	142,353	0.05%
Shiftkey, Term Loan	6/21/2022	2,306,399	2,249,177	0.73%
Society Las Olas - PMG Greybook Riverfront I LLC	9/23/2021	10,167,044	10,079,571	3.28%
Society Las Olas 301 - S 1st Avenue Holdings LLC	6/7/2022	5,151,984	5,100,465	1.66%
Spear Education Holdings, LLC Term A Loan	2/10/2023	2,913,411	2,974,523	0.97%
Spectrum Vision Partners, LLC	5/2/2023	3,955,835	3,971,800	1.29%
SS Acquisition LLC, Delayed Draw Term Loan	12/30/2021	1,430,799	1,440,000	0.47%
SS Acquisition LLC, Term Loan	12/30/2021	2,978,349	3,000,000	0.97%
		$90,671,160	$92,828,398	30.18%

Other than as described above, we do not “control” and are not an “affiliate” of any of our portfolio investments, each as defined in the 1940 Act. In general, under the 1940 Act, we would be presumed to “control” a portfolio investment if we owned 25% or more of its voting securities and would be an “affiliate” of a portfolio investment if we owned 5% or more of its voting securities.

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments

TOTAL RETURN SWAP CONTRACTS (a)

						Net Unrealized
		Notional		Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Date	Value	Depreciation
Citibank, N.A.	84 Lumber Company New Term Loan B, 1M SOFR + 2.75%	$71,429	3M SOFR + 1.80%	11/29/2030	$71,719	$647
Citibank, N.A.	ABG Intermediate Holdings 2 LLC Tranche TLB-1 Term Loan (First Lien), 1M SOFR + 4.00%	$698,020	3M SOFR + 1.80%	12/21/2028	$702,138	$4,118
Citibank, N.A.	Academy, Ltd., 1M SOFR + 3.75%	$561,458	3M SOFR + 1.80%	11/5/2027	$563,216	$(105)
Citibank, N.A.	Acrisure LLC, 1M SOFR + 3.50%	$584,848	3M SOFR + 1.80%	2/15/2027	$584,694	$1,146
Citibank, N.A.	Acrisure LLC, 1M SOFR + 3.75%	$546,977	3M SOFR + 1.80%	2/15/2027	$547,387	$3,837
Citibank, N.A.	Acrisure LLC, 1M SOFR + 4.25%	$147,375	3M SOFR + 1.80%	2/15/2027	$148,020	$1,361
Citibank, N.A.	ADMI Corp. TLB3 1L, 1M SOFR + 3.75%	$790,323	3M SOFR + 1.80%	12/23/2027	$753,276	$(34,335)
Citibank, N.A.	Advantage Sales & Marketing, Inc., 3M SOFR + 4.50%	$755,493	3M SOFR + 1.80%	10/28/2027	$751,833	$4,437
Citibank, N.A.	Aegion Corp., 1M SOFR + 4.25%	$813,870	3M SOFR + 1.80%	5/17/2028	$815,563	$5,790
Citibank, N.A.	AHP Health Partners, Inc., 1M SOFR + 3.50%	$284,524	3M SOFR + 1.80%	8/24/2028	$285,902	$2,126
Citibank, N.A.	AI Aqua Merger Sub, Inc., 1M SOFR + 3.75%	$742,624	3M SOFR + 1.80%	7/31/2028	$744,116	$5,632
Citibank, N.A.	Allen Media LLC, 3M SOFR + 5.50%	$1,508,866	3M SOFR + 1.80%	2/10/2027	$1,345,403	$(153,458)
Citibank, N.A.	Allied Universal Holdco LLC, 1M SOFR + 3.75%	$490,000	3M SOFR + 1.80%	5/14/2028	$488,731	$504
Citibank, N.A.	Amentum Government Services Holdings LLC TLB 1L, 1M SOFR + 4.00%	$348,529	3M SOFR + 1.80%	2/15/2029	$349,314	$2,147
Citibank, N.A.	American Airlines, Inc. Seventh Amendment Extended Term Loan, 6M SOFR + 2.75%	$500,000	3M SOFR + 1.80%	2/15/2028	$500,188	$2,022
Citibank, N.A.	American Airlines, Inc. TLB (Nov 2023), 3M SOFR + 3.50%	$277,778	3M SOFR + 1.80%	6/4/2029	$278,721	$3,697
Citibank, N.A.	American Axle & Manufacturing, Inc., TL, 6M SOFR + 3.50%	$977,722	3M SOFR + 1.80%	12/13/2029	$982,610	$13,843
Citibank, N.A.	AMYNTA AGENCY BORROWER INC, TLB, 1M SOFR + 4.25%	$910,417	3M SOFR + 1.80%	2/28/2028	$912,693	$4,610
Citibank, N.A.	AP Core Holdings II LLC, 1M SOFR + 5.50% (b)	$860,807	3M SOFR + 1.80%	9/1/2027	$844,667	$(8,532)
Citibank, N.A.	AppLovin Corporation Aug-2023 TL, 1M SOFR + 3.10%	$691,684	3M SOFR + 1.80%	8/19/2030	$693,078	$3,711
Citibank, N.A.	Aramark Services, Inc. U.S. Term B-6 Loan, 1M SOFR + 1.75%	$131,434	3M SOFR + 1.80%	6/22/2030	$131,906	$1,817
Citibank, N.A.	Arches Buyer, Inc., 1M SOFR + 3.25%	$841,627	3M SOFR + 1.80%	12/6/2027	$825,556	$(7,657)
Citibank, N.A.	ASGN Incorporated Term Loan B, 1M SOFR + 2.25% (b)	$1,000,000	3M SOFR + 1.80%	8/31/2030	$1,006,750	$9,169
Citibank, N.A.	Asurion, LLC NEW B-11 TERM LOAN, 1M SOFR + 4.25%	$379,343	3M SOFR + 1.80%	8/19/2028	$378,531	$10,386
Citibank, N.A.	Asurion, LLC TLB 1L, 1M SOFR + 4.00%	$618,750	3M SOFR + 1.80%	8/21/2028	$617,008	$23,664
Citibank, N.A.	Athenahealth Group Inc. TLB 1L, 1M SOFR + 3.25%	$440,171	3M SOFR + 1.80%	2/15/2029	$438,851	$317
Citibank, N.A.	Athletico Physical Therapy TLB, 3M SOFR + 4.25%	$897,727	3M SOFR + 1.80%	2/15/2029	$758,862	$(135,349)
Citibank, N.A.	Autokiniton US Holdings, Inc., 1M SOFR + 4.50%	$1,072,482	3M SOFR + 1.80%	4/6/2028	$1,077,941	$3,270
Citibank, N.A.	Axalta Coating Systems US Holdings Repriced TL, 1M SOFR + 2.50%	$708,998	3M SOFR + 1.80%	12/20/2029	$712,320	$5,484
Citibank, N.A.	Bakemark Holdings, Inc., 1M SOFR + 4.00%	$491,250	3M SOFR + 1.80%	9/5/2028	$485,569	$(3,894)
Citibank, N.A.	Banijay Entertainment S.A.S., Banijay 1L, 1M SOFR + 3.75%	$360,804	3M SOFR + 1.80%	3/2/2028	$362,518	$4,945
Citibank, N.A.	Barnes Group First Lien TLB, 1M SOFR + 3.00%	$500,000	3M SOFR + 1.80%	8/11/2030	$502,250	$5,883
Citibank, N.A.	Bausch Health Companies, Inc. TLB 1L Second Amendment Term Loan, 1M SOFR + 5.25%	$—	3M SOFR + 1.80%	2/1/2027	$—	$1,094
Citibank, N.A.	BCPE North Star US Holdco 2, Inc. TL 1L, 3M SOFR + 4.00% (b)	$948,503	3M SOFR + 1.80%	6/9/2028	$856,816	$(87,868)
Citibank, N.A.	BIP Pipco Holdings LLC Brookfield NGPL, 3M SOFR + 3.25%	$166,667	3M SOFR + 1.80%	12/6/2030	$166,458	$623
Citibank, N.A.	BJ’s Wholesale Club, Inc. 2023 Other Term Loans, 1M SOFR + 2.75%	$176,531	3M SOFR + 1.80%	2/5/2029	$177,690	$1,159
Citibank, N.A.	BROOKFIELD WEC HOLDINGS INC TL 1L, 1M SOFR + 3.75%	$206,250	3M SOFR + 1.80%	8/1/2025	$207,210	$5,449
Citibank, N.A.	Brown Group Holding, LLC TLB2 1L, 1M SOFR + 3.00%	$198,995	3M SOFR + 1.80%	7/2/2029	$199,797	$2,648
Citibank, N.A.	Burlington Coat Factory Warehouse Corp., 1M SOFR + 2.00%	$537,625	3M SOFR + 1.80%	6/26/2028	$538,969	$3,232
Citibank, N.A.	Buzz Merger Sub LTD. Initial Term Loan, 1M SOFR + 2.75%	$498,708	3M SOFR + 1.80%	1/29/2027	$500,890	$2,182
Citibank, N.A.	Cablevision Lightpath LLC Initial Term Loan, 1M SOFR + 3.25%	$748,072	3M SOFR + 1.80%	11/30/2027	$747,604	$12,084
Citibank, N.A.	CCRR Parent, Inc. TLB, 1M SOFR + 3.75%	$877,885	3M SOFR + 1.80%	3/5/2028	$854,841	$(24,253)
Citibank, N.A.	Charlotte Buyer, Inc.; Curo Health Services, LLC, 1M SOFR + 5.25%	$992,500	3M SOFR + 1.80%	2/11/2028	$997,874	$61,077
Citibank, N.A.	Chart Industries, Inc. Amendment No 5 Term Loan, 1M SOFR + 3.75%	$182,336	3M SOFR + 1.80%	3/15/2030	$182,943	$607
Citibank, N.A.	Charter Next Generation, Inc., 1M SOFR + 3.50%	$732,452	3M SOFR + 1.80%	12/1/2027	$736,690	$9,061
Citibank, N.A.	CHG Healthcare Services Inc TLB 2023, 1M SOFR + 3.75%	$250,000	3M SOFR + 1.80%	9/30/2028	$250,808	$3,213
Citibank, N.A.	CHG Healthcare Services, Inc., 1M SOFR + 3.25%	$345,882	3M SOFR + 1.80%	9/29/2028	$346,825	$2,200
Citibank, N.A.	City Brewing Co. LLC, 3M SOFR + 3.50%	$217,777	3M SOFR + 1.80%	4/5/2028	$173,133	$(45,371)
Citibank, N.A.	Clarios Global LP TL, 1M SOFR + 3.75%	$288,462	3M SOFR + 1.80%	5/6/2030	$289,471	$2,352
Citibank, N.A.	Clydesdale Acquisition Holdings, Inc., 1M SOFR + 3.68%	$572,330	3M SOFR + 1.80%	4/13/2029	$575,549	$20,790
Citibank, N.A.	Cogeco Communications Finance USA LP, Amendment No. 5 Incremental Term B Loan, 1M SOFR + 2.50%	$498,734	3M SOFR + 1.80%	9/1/2028	$492,687	$810
Citibank, N.A.	Compass Power Generation LLC, 1M SOFR + 4.25%	$881,597	3M SOFR + 1.80%	4/14/2029	$886,886	$17,970
Citibank, N.A.	Conduent Business Services LLC, 1M SOFR + 4.25%	$989,981	3M SOFR + 1.80%	10/15/2028	$971,830	$(14,161)
Citibank, N.A.	Connect Finco Sarl, 1M SOFR + 3.50%	$977,978	3M SOFR + 1.80%	12/12/2026	$979,542	$388
Citibank, N.A.	Core & Main LP, 1M SOFR + 2.50%	$407,292	3M SOFR + 1.80%	7/27/2028	$408,055	$1,481
Citibank, N.A.	Corel Corp., 3M SOFR + 5.00%	$622,463	3M SOFR + 1.80%	7/2/2026	$608,380	$6,325
Citibank, N.A.	CoreLogic, Inc., 1M SOFR + 3.50%	$204,176	3M SOFR + 1.80%	6/2/2028	$199,242	$(4,525)
Citibank, N.A.	CORGI BIDCO, INC.TL 1L, 3M SOFR + 5.00%	$182,156	3M SOFR + 1.80%	10/15/2029	$182,299	$9,755
Citibank, N.A.	Cornerstone Building Brands, Inc., 1M SOFR + 3.25%	$275,657	3M SOFR + 1.80%	4/12/2028	$276,203	$30,092
Citibank, N.A.	Cornerstone OnDemand, Inc., TL, 3M SOFR + 3.75%	$684,958	3M SOFR + 1.80%	10/16/2028	$664,409	$(18,740)
Citibank, N.A.	Covanta Holding Corporation, TLB, 1M SOFR + 3.00%	$527,132	3M SOFR + 1.80%	11/30/2028	$528,450	$3,005
Citibank, N.A.	Covanta Holding Corporation, TLC, 1M SOFR + 3.00%	$39,535	3M SOFR + 1.80%	11/30/2028	$39,634	$225
Citibank, N.A.	CP Atlas Buyer, Inc., 1M SOFR + 3.75%	$391,695	3M SOFR + 1.80%	11/23/2027	$386,348	$(5,347)

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments

TOTAL RETURN SWAP CONTRACTS (a)

						Net Unrealized
		Notional		Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Date	Value	Depreciation
Citibank, N.A.	Culligan 2023 Incremental Term Loan, 1M SOFR + 4.25%	$39,216	3M SOFR + 1.80%	7/31/2028	$39,461	$1,421
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc. TLB 1L, 3M SOFR + 4.25%	$348,635	3M SOFR + 1.80%	3/26/2029	$338,176	$(5,753)
Citibank, N.A.	DexKo Global Inc., TLB, 3M SOFR + 3.75%	$639,995	3M SOFR + 1.80%	10/4/2028	$637,595	$(1,071)
Citibank, N.A.	DG Investment Intermediate Holdings 2, Inc., 1M SOFR + 3.75%	$738,590	3M SOFR + 1.80%	3/31/2028	$733,711	$(4,355)
Citibank, N.A.	DIRECTV Financing LLC, 1M SOFR + 5.00%	$1,152,056	3M SOFR + 1.80%	8/2/2027	$1,154,147	$6,176
Citibank, N.A.	East West Manufacturing, LLC TLB 1L, 3M SOFR + 5.75% (b)	$643,304	3M SOFR + 1.80%	12/22/2028	$556,458	$(81,741)
Citibank, N.A.	Electrical Components International, Inc. Initial Term Loan (First Lien), 1M SOFR + 4.25% (b)	$498,670	3M SOFR + 1.80%	6/26/2025	$493,918	$(2,477)
Citibank, N.A.	Element Materials Tech Group US Holdings Delayed TL, 3M SOFR + 4.25% (b)	$55,310	3M SOFR + 1.80%	6/22/2029	$54,964	$(346)
Citibank, N.A.	Element Materials Tech Group US Holdings Inc. TL, 3M SOFR + 4.25%	$119,837	3M SOFR + 1.80%	6/22/2029	$119,088	$(234)
Citibank, N.A.	EnergySolutions, LLC 2023 TL, 1M SOFR + 4.00% (b)	$552,632	3M SOFR + 1.80%	9/18/2030	$553,322	$7,356
Citibank, N.A.	Fertitta Entertainment, LLC TLB 1L, 1M SOFR + 4.00%	$342,609	3M SOFR + 1.80%	1/29/2029	$343,198	$1,252
Citibank, N.A.	Flutter Entertainment plc 2023 Term Loan B, 3M SOFR + 2.25%	$166,667	3M SOFR + 1.80%	11/25/2030	$167,292	$1,038
Citibank, N.A.	Gainwell Acquisition Corp., 1M SOFR + 4.25%	$493,750	3M SOFR + 1.80%	2/1/2029	$495,115	$5,242
Citibank, N.A.	Gainwell Acquisition Corp., 3M SOFR + 4.00%	$231,138	3M SOFR + 1.80%	10/1/2027	$225,359	$(6,106)
Citibank, N.A.	Garda World Security Corp., 1M SOFR + 4.25%	$592,598	3M SOFR + 1.80%	10/30/2026	$594,406	$1,339
Citibank, N.A.	GIP Pilot Acquisition Partners L.P. - 2023 TL 2023 TL, 1M SOFR + 3.00% (b)	$250,000	3M SOFR + 1.80%	9/19/2030	$250,379	$1,592
Citibank, N.A.	Gloves Buyer, Inc. Non-Fung Inc 1LTL, 1M SOFR + 5.00% (b)	$748,125	3M SOFR + 1.80%	12/29/2027	$738,773	$11,918
Citibank, N.A.	Great Outdoors Group, LLC TLB 1L, 1M SOFR + 3.75%	$1,473,684	3M SOFR + 1.80%	3/6/2028	$1,475,526	$9,192
Citibank, N.A.	Help/Systems Holdings, Inc., 3M SOFR + 4.00%	$487,374	3M SOFR + 1.80%	11/19/2026	$463,180	$(24,193)
Citibank, N.A.	Hunter Douglas Inc. TLB 1L, 3M SOFR + 3.50%	$493,750	3M SOFR + 1.80%	2/25/2029	$492,763	$943
Citibank, N.A.	Hyperion Materials and Technologies Inc Initial Term Loans, 3M SOFR + 4.50%	$748,096	3M SOFR + 1.80%	8/30/2028	$738,667	$(7,079)
Citibank, N.A.	Indy US Holdco LLC, 1M SOFR + 6.25%	$906,818	3M SOFR + 1.80%	3/5/2028	$889,249	$74,189
Citibank, N.A.	Installed Building Products, Inc. Repriced TLB, 1M SOFR + 2.00%	$498,750	3M SOFR + 1.80%	12/14/2028	$500,309	$1,559
Citibank, N.A.	Ivanti Software, Inc., 3M SOFR + 4.25%	$656,667	3M SOFR + 1.80%	12/1/2027	$625,120	$(30,391)
Citibank, N.A.	Jadex, Inc., 1M SOFR + 4.75% (b)	$359,467	3M SOFR + 1.80%	2/11/2028	$341,718	$(16,477)
Citibank, N.A.	Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, 1M SOFR + 3.25%	$238,095	3M SOFR + 1.80%	8/5/2030	$238,951	$3,132
Citibank, N.A.	KKR Apple Bidco, LLC, 1M SOFR + 2.75%	$944,711	3M SOFR + 1.80%	9/22/2028	$945,009	$1,684
Citibank, N.A.	KKR Apple Bidco, LLC, 1M SOFR + 4.00%	$—	3M SOFR + 1.80%	9/22/2028	$—	$1,883
Citibank, N.A.	KNS Midco Corp., 1M SOFR + 6.25% (b)	$570,000	3M SOFR + 1.80%	4/16/2027	$507,656	$(62,344)
Citibank, N.A.	LBM Acquisition LLC, 1M SOFR + 3.75%	$633,620	3M SOFR + 1.80%	12/17/2027	$627,581	$(5,486)
Citibank, N.A.	LifePoint Health TLB Extension, 3M SOFR + 5.50%	$250,000	3M SOFR + 1.80%	11/16/2028	$249,719	$13,071
Citibank, N.A.	Liftoff Mobile, Inc., 1M SOFR + 3.75%	$490,000	3M SOFR + 1.80%	10/2/2028	$471,963	$(16,736)
Citibank, N.A.	LogMeIn, Inc. TLB, 3M SOFR + 4.75%	$681,969	3M SOFR + 1.80%	8/31/2027	$454,484	$(227,959)
Citibank, N.A.	LSF11 A5 HOLDCO LLC, TLB, 1M SOFR + 4.25%	$652,211	3M SOFR + 1.80%	10/15/2028	$655,202	$12,662
Citibank, N.A.	LSF9 ATLANTIS HOLDINGS, LLC, 3M SOFR + 7.25%	$906,727	3M SOFR + 1.80%	3/29/2029	$887,459	$10,628
Citibank, N.A.	Madison IAQ LLC, 1M SOFR + 3.25%	$641,922	3M SOFR + 1.80%	6/21/2028	$640,828	$2,449
Citibank, N.A.	Magenta Buyer LLC, 3M SOFR + 5.00%	$795,585	3M SOFR + 1.80%	7/27/2028	$569,341	$(223,999)
Citibank, N.A.	McAfee Corp. TLB 1L, 1M SOFR + 3.75%	$911,538	3M SOFR + 1.80%	3/1/2029	$910,212	$2,244
Citibank, N.A.	McGraw-Hill Education, Inc., 1M SOFR + 4.75%	$725,032	3M SOFR + 1.80%	7/28/2028	$725,260	$5,526
Citibank, N.A.	Medline Industries, LP, Term Loan, 1M SOFR + 3.00%	$861,875	3M SOFR + 1.80%	10/23/2028	$867,193	$7,300
Citibank, N.A.	Mega Broadband Investments LLC Initial Term Loan, 3M SOFR + 3.00%	$498,726	3M SOFR + 1.80%	11/12/2027	$490,622	$3,051
Citibank, N.A.	MH Sub I LLC, 1M SOFR + 4.25%	$697,506	3M SOFR + 1.80%	5/3/2028	$687,043	$10,707
Citibank, N.A.	Midwest Physician Administrative Services LLC, 3M SOFR + 3.25%	$535,864	3M SOFR + 1.80%	3/13/2028	$487,637	$(48,262)
Citibank, N.A.	Mitchell International, Inc., 1M SOFR + 3.75%	$656,667	3M SOFR + 1.80%	10/16/2028	$657,330	$4,275
Citibank, N.A.	Mosel Bidco SE TLB, 1M SOFR + 4.75%	$200,000	3M SOFR + 1.80%	8/1/2030	$200,500	$2,455
Citibank, N.A.	Naked Juice LLC 3M SOFR + 3.25%	$987,500	3M SOFR + 1.80%	1/24/2029	$957,539	$(28,057)
Citibank, N.A.	Olaplex, Inc TL 1L, 1M SOFR + 3.50%	$356,108	3M SOFR + 1.80%	2/17/2029	$331,848	$(18,360)
Citibank, N.A.	Oldcastle Building Envelope Inc TLB 1L, 3M SOFR + 4.50%	$744,370	3M SOFR + 1.80%	4/30/2029	$738,389	$9,614
Citibank, N.A.	OpenText Corporation Repriced TLB, 1M SOFR + 2.75%	$488,231	3M SOFR + 1.80%	1/31/2030	$489,942	$1,711
Citibank, N.A.	PetSmart LLC, 1M SOFR + 3.75%	$1,273,696	3M SOFR + 1.80%	2/11/2028	$1,261,596	$(8,719)
Citibank, N.A.	Pitney Bowes INC.TL, 1M SOFR + 4.00% (b)	$747,975	3M SOFR + 1.80%	3/17/2028	$738,161	$(7,134)
Citibank, N.A.	Primary Products Finance LLC, 3M SOFR+ 4.00%	$249,274	3M SOFR + 1.80%	4/2/2029	$250,098	$2,780
Citibank, N.A.	Proofpoint, Inc., 1M SOFR + 3.25%	$701,786	3M SOFR + 1.80%	8/31/2028	$702,979	$3,429
Citibank, N.A.	Quest Borrower Limited TL 1L, 3M SOFR + 4.25%	$987,500	3M SOFR + 1.80%	2/1/2029	$759,279	$(220,540)
Citibank, N.A.	Redstone Holdco 2 LP, 1M SOFR + 4.75%	$938,708	3M SOFR + 1.80%	4/27/2028	$715,399	$(120,060)
Citibank, N.A.	Ring Container Technologies Group LLC, 1M SOFR + 3.50%	$386,565	3M SOFR + 1.80%	8/12/2028	$388,015	$3,673
Citibank, N.A.	Roper Industrial Products Investment Co LLC, TL, 3M SOFR + 4.50%	$99,500	3M SOFR + 1.80%	11/22/2029	$99,842	$3,495
Citibank, N.A.	Rough Country, LLC 1L, 3M SOFR + 3.50% (b)	$1,255,766	3M SOFR + 1.80%	7/26/2028	$1,251,842	$(1,668)
Citibank, N.A.	Ryan Specialty Group LLC, 1M SOFR + 2.75%	$194,000	3M SOFR + 1.80%	9/1/2027	$194,162	$(38)
Citibank, N.A.	Scientific Games Holdings LP TLB 1L, 3M SOFR + 3.25%	$699,370	3M SOFR + 1.80%	4/4/2029	$700,507	$3,638
Citibank, N.A.	Select Medical Corp. Tranche B-1 Term Loan, 1M SOFR + 3.00%	$332,500	3M SOFR + 1.80%	3/6/2027	$333,123	$2,120
Citibank, N.A.	Simon & Schuster TLB, 1M SOFR + 4.00% (b)	$100,000	3M SOFR + 1.80%	11/27/2030	$100,438	$1,417

CIM Real Assets & Credit Fund	Consolidated Schedule of Investments

TOTAL RETURN SWAP CONTRACTS (a)

						Net Unrealized
		Notional		Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Date	Value	Depreciation
Citibank, N.A.	Sinclair Television Group, Inc. TLB4 1L, 1M SOFR + 3.75%	$593,119	3M SOFR + 1.80%	4/13/2029	$487,247	$(83,118)
Citibank, N.A.	Sitel Worldwide Corp., 1M SOFR + 3.75%	$672,000	3M SOFR + 1.80%	8/27/2028	$647,388	$(22,195)
Citibank, N.A.	Sovos Brands Intermediate, Inc., 1M SOFR + 3.50%	$353,075	3M SOFR + 1.80%	6/8/2028	$354,847	$3,336
Citibank, N.A.	Specialty Building Products Holdings LLC, 1M SOFR + 3.75%	$492,500	3M SOFR + 1.80%	10/15/2028	$492,500	$1,079
Citibank, N.A.	Spring Education Group, Inc., 3M SOFR + 4.50%	$138,726	3M SOFR + 1.80%	9/28/2030	$139,298	$2,270
Citibank, N.A.	SRS Distribution Inc., 1M SOFR + 3.50%	$176,486	3M SOFR + 1.80%	6/2/2028	$177,001	$1,412
Citibank, N.A.	Summit Materials Incremental TLB, 3M SOFR + 2.50%	$90,909	3M SOFR + 1.80%	1/12/2029	$91,307	$625
Citibank, N.A.	Sunshine Luxembourg VII S.a r.l., 3M SOFR + 3.50%	$949,441	3M SOFR + 1.80%	10/2/2026	$955,632	$5,040
Citibank, N.A.	Star Parent, Inc. TLB, 3M SOFR + 4.00%	$178,571	3M SOFR + 1.80%	9/30/2030	$176,910	$926
Citibank, N.A.	Teneo Holdings LLC, 1M SOFR + 5.25%	$1,032,821	3M SOFR + 1.80%	7/12/2025	$1,033,626	$2,924
Citibank, N.A.	Tenneco Inc. Cov-Lite TLB, 1M SOFR + 5.00%	$500,000	3M SOFR + 1.80%	11/17/2028	$442,533	$12,810
Citibank, N.A.	Tony’s Fresh Market / Cardenas Markets TLB 1L, 1M SOFR + 6.75%	$990,000	3M SOFR + 1.80%	8/1/2029	$992,228	$53,323
Citibank, N.A.	Topgolf Callaway Brands Corp, TLB, 1M SOFR + 3.50%	$593,509	3M SOFR + 1.80%	3/15/2030	$594,438	$1,798
Citibank, N.A.	TransDigm Inc., TLH, 3M SOFR + 3.25%	$493,765	3M SOFR + 1.80%	2/22/2027	$496,454	$10,461
Citibank, N.A.	Transdigm Inc. Term Loan J, 3M SOFR + 3.25%	$90,909	3M SOFR + 1.80%	2/28/2031	$91,425	$742
Citibank, N.A.	TricorBraun Holdings, Inc., 1M SOFR + 3.25%	$333,090	3M SOFR + 1.80%	3/3/2028	$331,649	$976
Citibank, N.A.	Tronox Finance LLC August 2023 Loan, 1M SOFR + 3.50%	$250,000	3M SOFR + 1.80%	8/10/2028	$250,313	$2,712
Citibank, N.A.	TruGreen LP, 1M SOFR + 4.00%	$375,991	3M SOFR + 1.80%	11/2/2027	$363,865	$1,906
Citibank, N.A.	TTM Technologies, Inc. TLB 1L, 1M SOFR + 2.75% (b)	$83,125	3M SOFR + 1.80%	5/30/2030	$83,333	$987
Citibank, N.A.	U.S. Anesthesia Partners, Inc., 1M SOFR + 4.25%	$931,485	3M SOFR + 1.80%	10/2/2028	$854,898	$(73,182)
Citibank, N.A.	U.S. Silica Company TLB, 1M SOFR + 4.75%	$619,573	3M SOFR + 1.80%	3/25/2030	$621,565	$11,555
Citibank, N.A.	Virtusa Corporation TL 1L, 1M SOFR + 3.75%	$794,234	3M SOFR + 1.80%	2/15/2029	$796,418	$7,516
Citibank, N.A.	Watlow Electric Manufacturing Co., 3M SOFR + 3.75%	$1,015,901	3M SOFR + 1.80%	3/2/2028	$1,017,806	$1,624
Citibank, N.A.	WildBrain Ltd Initial Term Loan, 1M SOFR + 4.25%	$748,082	3M SOFR + 1.80%	3/24/2028	$729,380	$(16,903)
Citibank, N.A.	Worldpay 1L Term Loan, 1M SOFR + 3.00%	$272,727	3M SOFR + 1.80%	9/19/2030	$274,261	$2,898
Citibank, N.A.	WW International, Inc., 1M SOFR + 3.50%	$1,172,011	3M SOFR + 1.80%	4/13/2028	$835,544	$(336,409)
Citibank, N.A.	Xperi Corporation TLB , 1M SOFR + 3.50%	$778,241	3M SOFR + 1.80%	6/8/2028	$779,019	$2,398
Citibank, N.A.	Zelis Payments Buyer, Inc., 1M SOFR + 3.50%	$977,387	3M SOFR + 1.80%	9/30/2026	$980,529	$4,589

		$85,999,972			$83,489,321	$(1,552,534)

(a)	The Fund’s interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, RACR-FS, LLC, a Delaware Limited Liability Company.

(b)	Security is classified as Level 3 in the Fund’s fair value hierarchy.